GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Components Of Goodwill And Other Intangible Assets

At December 31, 2012 and 2011, goodwill and other indefinite-lived intangible assets consist of the following:

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Impairment	Net Carrying Amount
	(In Millions of Dollars)
Goodwill	$1,385	$(598)	$787	$1,340	$(502)	$838
Trademarks and brand names	433	(201)	232	432	(155)	277

	$1,818	$(799)	$1,019	$1,772	$(657)	$1,115

Components Of Definite-Lived Intangible Assets

	December 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Millions of Dollars)
Developed technology	$117	$(53)	$64	$115	$(42)	$73
Customer relationships	562	(218)	344	541	(180)	361

	$679	$(271)	$408	$656	$(222)	$434

Net Goodwill Balances By Reportable Segments

The Company’s net goodwill balances by reporting segment as of December 31, 2012 and 2011 are as follows:

	December 31	December 31
	2012	2011
	(Millions of Dollars)

Powertrain	$480	$467
Vehicle Components Solutions	307	371

	$787	$838

Net Trademarks And Brand Names By Reportable Segment

The Company’s net trademarks and brand names balances by reporting segment as of December 31, 2012 and 2011 are as follows:

	December 31	December 31
	2012	2011
	(Millions of Dollars)

Vehicle Components Solutions	$228	$274
Powertrain	4	3

	$232	$277

Summary Of Company's Goodwill And Other Intangible Assets (Net)

	Net Goodwill	Trademarks and Brand Names	Total Goodwill and Indefinite- Lived Intangibles	Definite- Lived Intangibles (Net)
	(In Millions of Dollars)
Balance at January 1, 2011	$1,117	$314	$1,431	$484
2011 impairment	(259)	(37)	(296)	—
Tax adjustment	(19)	—	(19)	—
Amortization expense	—	—	—	(48)
Foreign currency	(1)	—	(1)	(2)

Balance at December 31, 2011	838	277	1,115	434
2011 impairment finalization	(1)	—	(1)	—
2012 impairment	(95)	(46)	(141)	—
Alleged defective products liability adjustment	36	—	36	—
Property, plant and equipment adjustment	8	—	8	—
BERU acquisition	—	1	1	22
Amortization expense	—	—	—	(49)
Foreign currency	1	—	1	1

Balance at December 31, 2012	$787	$232	$1,019	$408

Estimate Future Amortization Expense
2013	$48
2014	48
2015	48
2016	46
2017	46
Thereafter	172

$408